Convertible Notes Payable (Tables) - EOS ENERGY STORAGE, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of convrtible notes recognized upon issuance

			September 30, 2020 Phase II	Total
	December 31, 2019
	Phase I	Phase II
Convertible notes payable	$40,587	$35,973	$31,793	$108,353
Discount, original issuance	(20,946)	(23,982)	(21,196)	(66,124)
Premium (discount), embedded derivative	181	(1,145)	(411)	(1,375)
Discount, fair value of preferred units	—	(2,031)	(1,759)	(3,790)
Discount, beneficial conversion features	(1,799)	—	—	(1,799)
Convertible notes payable, net	$18,023	$8,815	$8,427	$35,265

	Phase 1	Phase 2	Total
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(44,928)
Premium (Discount), embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Convertible notes payable, net	$18,023	$8,815	$26,838

Schedule of balances attributable to convertible notes payable

	Phase I	Phase II	September 30, 2020
Convertible notes payable	$40,587	$67,766	$108,353
Discount, original issuance	(20,946)	(45,178)	(66,124)
Premium (discount), embedded derivative	181	(1,556)	(1,375)
Discount, fair value of preferred units	—	(3,790)	(3,790)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	50,524	73,088
Convertible notes payable, net	$40,587	$67,766	$108,353

	Phase I	Phase II	December 31, 2019
Convertible notes payable	$40,587	$35,972	$76,559
Discount, original issuance	(20,946)	(23,982)	(44,928)
Premium (discount), embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	27,158	49,722
Convertible notes payable, net	$40,587	$35,972	$76,559

	Phase 1	Phase 2	Total
Convertible notes payable	$40,587	$35,973	$76,560
Discount, original issuance	(20,946)	(23,982)	(44,928)
Discount, embedded derivative	181	(1,145)	(964)
Discount, fair value of preferred units	—	(2,031)	(2,031)
Discount, beneficial conversion features	(1,799)	—	(1,799)
Discount, accumulated amortization	22,564	27,158	49,722
Convertible notes payable, net	$40,587	$35,973	$76,560